Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Prepayments, Deposits and Other Assets, Net - USD ($)		Jun. 30, 2023	Jul. 01, 2022	Jun. 30, 2022
Schedule Of Prepayments Deposits And Other Assets Net Abstract
Prepaid expenses	[1]	$ 510,462		$ 928,025
Contract assets		691,025		1,461,411
Advances and deposits to suppliers	[1]	155,179		728,238
Deferred contract costs		114,400		714,127
Note receivables		280,223		187,916
Advances to employees		100,090		6,865
Government subsidies				437,288
Prepaid VAT		74,329
Less: allowance for credit loss		(7,316)
Total		1,918,392		4,463,870
Less: non-current portion		(252,656)		(248,456)
Prepayments, deposits and other assets – current portion		$ 1,665,736	$ 4,214,414	$ 4,215,414

[1]	Prepaid expenses, advances and deposits to suppliers primarily consists of advances and deposits to suppliers for purchasing goods or services that have not been received or provided.